Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: August 11, 2021

Payment Date	8/16/2021
Collection Period Start	7/1/2021
Collection Period End	7/31/2021
Interest Period Start	7/15/2021
Interest Period End	8/15/2021

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$380,304,834.76	$29,870,220.10	$350,434,614.66	0.763474	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$547,050,834.76	$29,870,220.10	$517,180,614.66

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$550,577,700.84	$520,707,480.74	0.369101
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$550,577,700.84	$520,707,480.74
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$380,304,834.76	1.92000%	30/360	$608,487.74
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$547,050,834.76			$896,475.90

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$550,577,700.84	$520,707,480.74
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$550,577,700.84	$520,707,480.74
Number of Receivable Outstanding	45,286	43,985
Weight Average Contract Rate	4.69%	4.69%
Weighted Average Remaining Term (months)	38	37

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,170,822.86
Principal Collections	$29,737,576.28
Liquidation Proceeds	$103,494.29
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,011,893.43
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,011,893.43

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$458,814.75	$458,814.75	$—	$—	$31,553,078.68
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,553,078.68
Interest - Class A-2 Notes	$—	$—	$—	$—	$31,553,078.68
Interest - Class A-3 Notes	$608,487.74	$608,487.74	$—	$—	$30,944,590.94
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$30,741,368.34
First Allocation of Principal	$—	$—	$—	$—	$30,741,368.34
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$30,715,973.94
Second Allocation of Principal	$—	$—	$—	$—	$30,715,973.94
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$30,688,228.21
Third Allocation of Principal	$12,235,354.02	$12,235,354.02	$—	$—	$18,452,874.19
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,421,248.76
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,313,248.76
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,313,248.76
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$786,382.68
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$786,382.68
Remaining Funds to Certificates	$786,382.68	$786,382.68	$—	$—	$—
Total	$32,011,893.43	$32,011,893.43	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$550,577,700.84	$520,707,480.74
Note Balance	$547,050,834.76	$517,180,614.66
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	11	$132,643.82
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	102	$103,494.29
Monthly Net Losses (Liquidation Proceeds)			$29,149.53
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.18)%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.04%
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$2,234,561.37
Cumulative Net Loss Ratio			0.16%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	63	$887,275.61
60-89 Days Delinquent	0.07%	26	$386,096.36
90-119 Days Delinquent	0.01%	5	$67,641.38
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.26%	94	$1,341,013.35

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	2	$23,748.97
Total Repossessed Inventory	6	$126,518.12

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	31	$453,737.74
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.07%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.08%
Current Collection Period		0.09%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.56	0.11%	34	0.08%